Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Receivables
7.	Other Receivables

(1)	The details of other receivables as of December 31, 2019 and 2018, are as follows:

(in millions of Won)	2018		2019
Current
Loans	￦	236,782	367,580
Other accounts receivable		954,030	971,845
Accrued income		220,066	272,528
Deposits		108,640	86,519
Lease receivables		—	48,744
Others		16,201	14,510
Less: Allowance for doubtful accounts		(150,090)	(180,209)

	￦	1,385,629	1,581,517

Non-current
Loans	￦	731,344	701,529
Other accounts receivable		155,936	209,039
Accrued income		1,855	65,275
Deposits		152,072	238,261
Lease receivables		—	179,315
Less: Allowance for doubtful accounts		(177,967)	(252,540)

	￦	863,240	1,140,879

(2)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Content of lease agreement	2019
HEUNG-A SHIPPING CO., LTD., MSC KOGAS, ONGC Videsh Limited,	6 Container Ships, 4 Tankers	￦	212,933
GAIL(India) Limited,Myanma Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		15,126

		￦	228,059

(3)	As of December 31, 2019, gross investment and net investment in the leases are as follows:

(in millions of Won)
total lease investment and lease net investment - Undiscounted contractual cash flows	2019
Less than 1 year	￦	56,796
1 year - 3 years		107,955
3 year - 5 years		70,742
Over 5 years		16,089

Undiscounted lease payments		251,582
Unrealized interest income		(23,523)

Present value of minimum lease payment	￦	228,059